Average Annual Total Returns{- Fidelity Flex Inflation-Protected Bond Index Fund} - 12.31 Fidelity Flex Inflation-Protected Bond Index Fund PRO-07 - Fidelity Flex Inflation-Protected Bond Index Fund	Fidelity Flex Inflation-Protected Bond Index Fund Return Before Taxes Past 1 year	Fidelity Flex Inflation-Protected Bond Index Fund Return Before Taxes Since Inception		Fidelity Flex Inflation-Protected Bond Index Fund After Taxes on Distributions Past 1 year	Fidelity Flex Inflation-Protected Bond Index Fund After Taxes on Distributions Since Inception		Fidelity Flex Inflation-Protected Bond Index Fund After Taxes on Distributions and Sales Past 1 year	Fidelity Flex Inflation-Protected Bond Index Fund After Taxes on Distributions and Sales Since Inception		LB124 Past 1 year	LB124 Since Inception
Total	10.99%	5.50%	[1]	10.21%	4.59%	[1]	6.63%	3.85%	[1]	10.99%	5.53%	[1]

[1]	(a)From March 9, 2017